INVENTORIES (10K) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2015		Mar. 31, 2014
INVENTORIES [Abstract]
Packaged discs		$ 9,580,000		$ 11,340,000		$ 8,738,000
Packaging materials		1,309,000		1,873,000		1,234,000
Other merchandise		2,140,000	[1],[2]	2,376,000	[1]	2,036,000	[2]
Inventories		13,029,000		15,589,000		12,008,000
Obsolescence reserve		11,100,000		6,500,000		$ 715,000		$ 670,000
Impairment charges	$ 3,300,000	$ 2,400,000		$ 6,500,000

[1]	Other merchandise consists of third-party products, primarily gifts, jewelry, and home accents.
[2]	Other merchandise primarily consists of gifts, jewelry, and home accents purchased from third-parties.